TRADE PAYABLES AND OTHER (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 571	$ 625
Other payables & accrued liabilities	533	411
Related party payables	150	27
Total trade payables and other	$ 1,254	$ 1,063